Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary Of Compensation Expense
Share-based compensation is included in Selling and administrative expense in the accompanying Consolidated Statements of Income. A summary of compensation expense by type of award follows:

(In millions)	2012	2011	2010
Stock appreciation rights	$5.1	$2.3	$1.9
Restricted stock units	5.3	3.1	2.5
Total share-based compensation	$10.4	$5.4	$4.4

Summary Of Assumptions Related To Grants
The following is a summary of the weighted average assumptions related to the grants issued during 2012, 2011 and 2010:

	2012	2011	2010
Expected volatility (weighted-average)	53.0%	56.0%	58.0%
Expected dividends	1.37%	—%	—%
Expected term (in years)	8.0	6.0	4.5
Risk-free rate	2.05%	2.86%	2.26%
Value of SARs granted	$6.92	$8.12	$3.90

Summary Of Stock Appreciation Rights
A summary of SAR activity for 2012 is presented below:

Stock Appreciation Rights (Shares in thousands, dollars in millions, except per share data)	Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2012	3,734	$7.15	4.24	$18.1
Granted	783	14.55
Exercised	(2,353)	5.79
Forfeited or expired	(67)	11.21
Outstanding as of December 31, 2012	2,097	$11.31	6.58	$19.2

Vested and exercisable as of December 31, 2012	743	$7.50	4.08	$9.8